CURRENT AND DEFERRED TAXES - Schedule of deferred tax expense and current income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax (expense)/benefit
Current tax (expense) benefit	$ (167,919)		$ (12,659)
Adjustments to the current tax of the previous year	0	$ (26,263)	(193)
Total current tax (expense) benefit	(167,919)	(26,263)	(12,852)
(Expense)/benefit for deferred tax recognition for tax losses	0	243	17,492
Deferred income for relative taxes to the creation and reversal of temporary differences	12,862	9,531	(19,582)
Total deferred income tax	12,862	9,774	(2,090)
Income tax (expense)/benefit	$ (155,057)	$ (16,489)	$ (14,942)